CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Total	Share Capital [Member]	Statutory Reserve [Member]	Gereral Risk Reserve [Member]	Currency Translation Reserve [Member]	Accumulated other comprehensive loss	Total Equities [Member]	Noncontrolling Interest	Additional paid-in capital
Balance, amount at Dec. 31, 2020	¥ 446,304	¥ 326	¥ 18,706	¥ 9,180	¥ (27)	¥ (54,316)	¥ 357,043	¥ 89,261	¥ 383,174
Statement [Line Items]
Other comprehensive income for the year - currency translation differences	71	0	0	0	57	0	57	14	0
Net profit for the year	(128,072)	0	0	0	0	(102,458)	(102,458)	(25,614)	0
Balance, amount at Dec. 31, 2021	318,303	326	18,706	9,180	30	(156,774)	254,642	63,661	383,174
Statement [Line Items]
Other comprehensive income for the year - currency translation differences	(325)	0	0	0	(261)	0	(261)	(64)	0
Net profit for the year	(30,344)	0	0	0	0	(24,275)	(24,275)	(6,069)	0
Share issuance	524	14	0	0	0	0	524	0	510
Balance, amount at Dec. 31, 2022	288,158	340	18,706	9,180	(231)	(181,049)	230,630	57,528	383,684
Statement [Line Items]
Other comprehensive income for the year - currency translation differences	(1,489)	0	0	0	(1,191)	0	(1,191)	(298)	0
Net profit for the year	(395,803)	0	0	0	0	(316,642)	(316,642)	(79,161)	0
Share issuance	57,979	3,470	0	0	0	0	57,979	0	54,509
Balance, amount at Dec. 31, 2023	¥ (51,155)	¥ 3,810	¥ 18,706	¥ 9,180	¥ (1,422)	¥ (497,691)	¥ (29,224)	¥ (21,931)	¥ 438,193